Dec. 31, 2016
First Investors Life Series Special Situations Fund
First Investors Life Series Special Situations Fund
SUPPLEMENT DATED JANUARY 31, 2018

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2017

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

1.
In “The Funds Summary Section” of the prospectus for the First Investors Life Series Special Situations Fund, the following line is added to the table headed “Average Annual Total Returns For Periods Ended December 31, 2016”:

	1 Year	5 Years	10 Years
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

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Please retain this Supplement for future reference.

LSPS118